Determination of fair values (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of fair value of financial liabilities
As at December 31, 2023 and December 31, 2022, financial instruments measured at fair value in the Consolidated Financial Statements of financial position were as follows:

	Notes	Fair value hierarchy	2023	2022
			$	$
Assets
Investments measured at fair value through profit or loss		Level 1	1,255	1,002
Derivative financial asset - Interest rate swap		Level 2	677	—
Investments measured at fair value through profit or loss		Level 3	2,444	2,148
Investment in equity instrument designated at fair value through other comprehensive income		Level 3	25,862	—
Advances to a third party independent sales organization		Level 3	—	2,154

Liabilities
Derivative financial liability - Interest rate swap		Level 2	7,780	—
Interest rate swap
In September 2023, the Company entered into an interest rate swap agreement with a notional amount of $300,000 and a fixed interest rate of 4.67% maturing September 30, 2026 to hedge a portion of its future variable interest payments. This derivative is carried at fair value and is presented in other current assets and liabilities and other non-current liabilities in the consolidated statements of financial position.
Fair value of the interest rate swap is calculated as the present value of the estimated future cash flows. Estimated future cash flows are discounted using a yield curve which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps.
Level 3 fair value measurement items
The following table presents the changes in level 3 items for the years ended December 31, 2023 and 2022:

	Advances to a third party independent sales organization	Investments measured at fair value through profit or loss	LPP put option liability	Contingent considerations	Investment measured at fair value through other comprehensive income
	$	$	$	$	$
Balance as at December 31, 2021	16,616	1,148	531	3,004	—
Settlement	—	—	—	(2,012)	—
Acquisition	—	1,000	—	—
Merchant residuals received, net of interest on advances to a third parties	(1,495)	—	—	—	—
Settlement of advances to a third party	(12,967)	—	—	—	—
Fair value remeasurement	—	—	(531)	(992)	—
Balance as at December 31, 2022	2,154	2,148	—	—	—
Acquisition	—	1,270	—	—	25,000
Merchant residuals received, net of interest on advances to a third parties	(108)	—	—	—	—
Settlement of advances to a third party	(2,046)	—	—	—	—
Effect of movements in exchange rates	—	—	—	—	862
Fair value remeasurement	—	(974)	—	—	—
Balance as at December 31, 2023	—	2,444	—	—	25,862

Schedule of fair value of financial assets
As at December 31, 2023 and December 31, 2022, financial instruments measured at fair value in the Consolidated Financial Statements of financial position were as follows:

	Notes	Fair value hierarchy	2023	2022
			$	$
Assets
Investments measured at fair value through profit or loss		Level 1	1,255	1,002
Derivative financial asset - Interest rate swap		Level 2	677	—
Investments measured at fair value through profit or loss		Level 3	2,444	2,148
Investment in equity instrument designated at fair value through other comprehensive income		Level 3	25,862	—
Advances to a third party independent sales organization		Level 3	—	2,154

Liabilities
Derivative financial liability - Interest rate swap		Level 2	7,780	—
Interest rate swap
In September 2023, the Company entered into an interest rate swap agreement with a notional amount of $300,000 and a fixed interest rate of 4.67% maturing September 30, 2026 to hedge a portion of its future variable interest payments. This derivative is carried at fair value and is presented in other current assets and liabilities and other non-current liabilities in the consolidated statements of financial position.
Fair value of the interest rate swap is calculated as the present value of the estimated future cash flows. Estimated future cash flows are discounted using a yield curve which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps.
Level 3 fair value measurement items
The following table presents the changes in level 3 items for the years ended December 31, 2023 and 2022:

	Advances to a third party independent sales organization	Investments measured at fair value through profit or loss	LPP put option liability	Contingent considerations	Investment measured at fair value through other comprehensive income
	$	$	$	$	$
Balance as at December 31, 2021	16,616	1,148	531	3,004	—
Settlement	—	—	—	(2,012)	—
Acquisition	—	1,000	—	—
Merchant residuals received, net of interest on advances to a third parties	(1,495)	—	—	—	—
Settlement of advances to a third party	(12,967)	—	—	—	—
Fair value remeasurement	—	—	(531)	(992)	—
Balance as at December 31, 2022	2,154	2,148	—	—	—
Acquisition	—	1,270	—	—	25,000
Merchant residuals received, net of interest on advances to a third parties	(108)	—	—	—	—
Settlement of advances to a third party	(2,046)	—	—	—	—
Effect of movements in exchange rates	—	—	—	—	862
Fair value remeasurement	—	(974)	—	—	—
Balance as at December 31, 2023	—	2,444	—	—	25,862